Investment In Millburn Multi-Markets Trading L.P. (Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund) (Details) - Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	78.28%	78.68%
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	72.71%	73.17%
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	5.57%	5.51%